September 14, 2015

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
American Century Capital Portfolios, Inc.	0000908186	June 3, 2015
American Century Investment Trust	0000908406	June 3, 2015
Ariel Investment Trust	0000798365	June 9, 2015
Baron Investment Funds Trust	0000810902	May 29, 2015
BlackRock Funds	0000844779	June 2, 2015
Goldman Sachs Trust	0000822977	June 4, 2015
Guggenheim Funds Trust	0000088525	June 10, 2015
Ivy Funds	0000883622	June 4, 2015
Janus Investment Fund	0000277751	May 29, 2015
Northern Funds	0000916620	June 4, 2015

Securities and Exchange Commission
September 14, 2015
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Oppenheimer Discovery Fund	0000777547	June 2, 2015
Oppenheimer Global Fund	0000074658	May 28, 2015
PIMCO Funds	0000810893	May 29, 2015
Pioneer Strategic Income Fund	0001077452	May 29, 2015
Prudential Jennison Small Company Fund, Inc.	0000318531	May 21, 2015
RidgeWorth Funds	0000883939	June 4, 2015
Rydex Series Funds	0000899148	June 10, 2015
Wells Fargo Funds Trust	0001081400	May 28, 2015

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company